Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Thousands	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Statement of Financial Position [Abstract]
Share capital, par value	$ 0	$ 0	$ 0
Share capital, shares issued	296,803	268,993	211,381
Share capital, shares outstanding	296,803	268,993	211,381